Details of Significant Accounts - Summary of Property, Plant and Equipment (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	$ 61,683		$ 158,245
Additions	13,847		5,266
Disposals	(12)		(1,587)
Reclassification			(83,285)
Transfers	69,128		71
Depreciation charges	(19,907)		(16,865)
Net exchange differences	(240)		(162)
Property, plant and equipment, ending balance	124,499	$ 4,434	61,683
Gross Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	167,363		274,177
Property, plant and equipment, ending balance	201,786	7,186	167,363
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	(105,680)		(115,932)
Property, plant and equipment, ending balance	(77,287)	(2,752)	(105,680)
Land
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	14,962		14,962
Property, plant and equipment, ending balance	14,962	533	14,962
Land | Gross Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	14,962		14,962
Property, plant and equipment, ending balance	14,962	533	14,962
Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	22,860		23,516
Depreciation charges	(656)		(656)
Property, plant and equipment, ending balance	22,204	791	22,860
Buildings | Gross Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	29,532		29,532
Property, plant and equipment, ending balance	29,532	1,052	29,532
Buildings | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	(6,672)		(6,016)
Property, plant and equipment, ending balance	(7,328)	(261)	(6,672)
Testing Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	15,846		52,931
Additions	8,052		4,379
Disposals	(12)		(1,041)
Reclassification			(36,315)
Transfers	69,128		71
Depreciation charges	(14,343)		(4,139)
Net exchange differences	(35)		(40)
Property, plant and equipment, ending balance	78,636	2,800	15,846
Testing Equipment | Gross Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	40,307		82,584
Property, plant and equipment, ending balance	127,668	4,546	40,307
Testing Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	(24,461)		(29,653)
Property, plant and equipment, ending balance	(49,032)	(1,746)	(24,461)
Office Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	3,271		6,056
Additions	228		281
Disposals			(28)
Depreciation charges	(2,211)		(2,998)
Net exchange differences	(63)		(40)
Property, plant and equipment, ending balance	1,225	43	3,271
Office Equipment | Gross Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	18,675		19,878
Property, plant and equipment, ending balance	13,372	476	18,675
Office Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	(15,404)		(13,822)
Property, plant and equipment, ending balance	(12,147)	(433)	(15,404)
Vehicles
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	97
Additions			120
Depreciation charges	(40)		(23)
Property, plant and equipment, ending balance	57	2	97
Vehicles | Gross Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	120
Property, plant and equipment, ending balance	120	4	120
Vehicles | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	(23)
Property, plant and equipment, ending balance	(63)	(2)	(23)
Leasehold Assets
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance			46,970
Reclassification			(46,970)
Leasehold Assets | Gross Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance			50,013
Leasehold Assets | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance			(3,043)
Leasehold Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	4,647		13,810
Additions	298		486
Disposals			(518)
Depreciation charges	(2,657)		(9,049)
Net exchange differences	(142)		(82)
Property, plant and equipment, ending balance	2,146	77	4,647
Leasehold Improvements | Gross Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	63,767		77,208
Property, plant and equipment, ending balance	10,863	387	63,767
Leasehold Improvements | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	(59,120)		(63,398)
Property, plant and equipment, ending balance	(8,717)	(310)	$ (59,120)
Equipment Under Installation
Disclosure Of Property Plant And Equipment [Line Items]
Additions	5,269
Property, plant and equipment, ending balance	5,269	188
Equipment Under Installation | Gross Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, ending balance	$ 5,269	$ 188